RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - NOTIONAL AMOUNTS AND FAIR VALUES OF QUALIFYING AND NON-QUALIFYING FINANCIAL INSTRUMENTS USED IN HEDGING TRANSACTIONS (Details) - USD ($)
$ in Millions
	Jun. 30, 2018	Jun. 30, 2017
Derivative, Notional Amount	$ 13,793	$ 15,623
Derivative Asset	196	219
Derivative Liability	(184)	(186)
Net Investment Hedging
Derivative, Notional Amount	1,848	6,102
Derivative Asset	41	14
Derivative Liability	(75)	(177)
Designated as Hedging Instrument
Derivative, Notional Amount	6,435	10,654
Derivative Asset	166	194
Derivative Liability	(128)	(179)
Interest Rate Contract | Fair Value Hedging
Derivative, Notional Amount	4,587	4,552
Derivative Asset	125	180
Derivative Liability	(53)	(2)
Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivative, Notional Amount	7,358	4,969
Derivative Asset	30	25
Derivative Liability	$ (56)	$ (7)